SCHEDULE OF OTHER INCOME (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Research and development tax incentive income (1)	$ 1,987,253	$ 1,616,064	$ 2,397,552
Other income	20,763	45,724	25,955
Net unrealized foreign exchange gain	(139,540)	152,963	244,762
Net realized foreign exchange gain	(19,745)	22,071	115,122
Total other income	$ 1,848,731	$ 1,836,822	$ 2,783,391